UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RLA Management Co., LLC
Address:          650 Fifth Avenue, 6th floor
                  New York, New York 10019


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Russell L. Anmuth
Title:            Managing Member
Phone:            (212) 259-5101

Signature, Place, and Date of Signing:

/s/ Russell L. Anmuth        New York, New York          February 12, 2008
---------------------        ------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $213,186 (thousands)


List of Other Included Managers:

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
                                                            Form 13 F
                                                     Report Date: 12/31/2007
Reporting Manager: RLA Management Co., LLC

                                                     Value     Shares/   SH/  Put/  Investment   Other         Voting Authority
Name of Issuer             Title of Class  Cusip    (x$1000)   Prn Amt   PR   Call  Discretion  Managers   Sole    Shared      None

ADSTAR INC                      COMM     00737P104        46    120,000   SH            Sole             120,000
BOTTOMLINE TECHNOLOGIES INC     COMM     101388106     3,500    250,000   SH            Sole             250,000
CHINDEX INTERNATIONAL INC       COMM     169467107    22,738    658,500   SH            Sole             658,500
COMPOSITE TECHNOLOGY CORPORA    COMM     20461S108       243    175,000   SH            Sole             175,000
DG FASTCHANNEL INC              COMM     23326R109     7,179    280,000   SH            Sole             280,000
EAGLE TEST SYSTEMS INC          COMM     270006109     1,278    100,000   SH            Sole             100,000
ECHELON CORP                    COMM     27874N105     5,693    275,800   SH            Sole             275,800
EMCORE CORP                     COMM     290846104    20,655  1,350,000   SH            Sole           1,350,000
ENERGY CONVERSION DEVICES       COMM     292659109    32,472    965,000   SH            Sole             965,000
ENLIVEN MARKETING TECHNOLOGIES  COMM     293361101     1,427  1,209,300   SH            Sole           1,209,300
GLOBAL SOURCES LTD              COMM     G39300101    17,306    613,250   SH            Sole             613,250
IROBOT CORP                     COMM     462726100       181     10,000   SH            Sole              10,000
NET 1 UEPS TECHNOLOGIES INC     COMM     64107N206    36,847  1,255,000   SH            Sole           1,255,000
NEXTWAVE WIRELESS INC           COMM     65337Y102    10,195  1,895,000   SH            Sole           1,895,000
O2MICRO INTERNATIONAL-ADR       ADRS     67107W100       923     80,000   SH            Sole              80,000
PROS HOLDINGS INC               COMM     74346Y103     1,740     88,700   SH            Sole              88,700
RENTRAK CORP                    COMM     760174102    10,484    725,000   SH            Sole             725,000
SIGMA DESIGNS INC               COMM     826565103    37,922    687,000   SH            Sole             687,000
TECHWELL INC                    COMM     87874D101     1,596    145,000   SH            Sole             145,000
TELVENT GIT SA                  COMM     E90215109       761     26,800   SH            Sole              26,800

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